INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other Income Or Expenses, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (5,536,561)	$ (1,236,533)	$ (687,868)
Reimbursements for exports	615,840	127,923	55,878
Expenses recovery	616,975	210,472	318,729
Other income or expenses, net	1,023,526	618,779	5,762
Total	$ (3,280,220)	$ (279,359)	$ (307,499)